Financial risk management - Changes in level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	£ 3,463
Ending balance	1,202	£ 3,463
Derivative assets	1,153	1,724
Financing derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Derivative assets	1,052	1,545
Commodity contract derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Derivative assets	101	69
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(26)	(435)
Net gains/(losses) for the year	3	133
Purchases	101	68
Settlements	(29)	208
Reclassification to held for sale	(110)	0
Ending balance	(61)	(26)
Level 3 | Financing derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(219)	(465)
Net gains/(losses) for the year	4	15
Purchases	0	0
Settlements	1	231
Reclassification to held for sale	0	0
Ending balance	(214)	(219)
Gains (losses) on assets held at end of year	4	15
Level 3 | Commodity contract derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(1)	(16)
Net gains/(losses) for the year	(16)	8
Purchases	44	27
Settlements	(26)	(20)
Reclassification to held for sale	0	0
Ending balance	1	(1)
Gains (losses) on assets held at end of year	(21)	35
Level 3 | Other
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	194	46
Net gains/(losses) for the year	15	110
Purchases	57	41
Settlements	(4)	(3)
Reclassification to held for sale	(110)	0
Ending balance	£ 152	194
FAA derivative | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Derivative assets		£ 110
Quadgas HoldCo Limited
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Proportion of ownership interest in associate, put/call option equity interest	14.00%	14.00%
Proportion of ownership interest in associate, excluding put/call option equity interest	25.00%